Term Loan (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Company's required future principal payments
Based on the outstanding principal amounts for the Company’s Term A Loa
n
s, the following table sets forth by year the Company’s required future principal payments as of June 30, 2021 (in thousands):

Years ended December 31,
2023	$4,444
2024	6,667
2025	6,667
2026	2,222

20,000
Unamortized debt discount	(1,432)
$18,568